OPERATING LEASES (Details) - Schedule of operating lease right-of-use assets, liabilities and rent expense - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Lessee, Lease, Description [Line Items]
Increase in Operating Lease Right-of-Use-Asset	$ 28,866,800	$ 30,913,904
Increase in Operating Lease Liability	25,309,725	$ 26,512,112
April 2023 [Member]
Lessee, Lease, Description [Line Items]
Increase in Operating Lease Right-of-Use-Asset	1,201,952
Increase in Operating Lease Liability	1,201,952
Increase (Decrease) in Monthly Rent Expense	$ (30,563)